INCOME TAXES (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017
Operating Loss Carryforwards, Total		€ 59,052
Deferred Tax Assets, Operating Loss Carryforwards, Foreign		14,014
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration		€ 57,168
U.S Subsidiary Taxable Net Income Subject to Lower Taxes with New Tax Law, Minimum | $			$ 100
Effective Income Tax Rate Reconciliation, at French Corporate Income Tax Rate, Percent		28.00%
Forecast [Member]
Effective Income Tax Rate Reconciliation, at French Corporate Income Tax Rate, Percent	25.00%
Foreign Tax Authority [Member]
Operating Loss Carryforwards, Total		€ 59,052
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%
Foreign Tax Authority [Member] | Minimum | Internal Revenue Service (IRS) [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				15.00%
Foreign Tax Authority [Member] | Maximum | Internal Revenue Service (IRS) [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				39.00%
Foreign Tax Authority [Member] | EDAP TMS S.A. [Member]
Operating Loss Carryforwards, Total		34,225
Foreign Tax Authority [Member] | EDAP Technomed Inc. [Member]
Operating Loss Carryforwards, Total		21,134
Foreign Tax Authority [Member] | Edap Technomed Co Ltd Japan [Member]
Operating Loss Carryforwards, Total		1,884
Foreign Tax Authority [Member] | EDAP Technomed Italia S.R.L. [Member]
Operating Loss Carryforwards, Total		1,789
Foreign Tax Authority [Member] | EDAP TMS GMBH [Member]
Operating Loss Carryforwards, Total		€ 20